Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventories
	As of December 31,
	2021	2020
Robots at warehouse	$1,387,160	$252,411
Robots in transit	389	242,670
	$1,387,549	$495,081